Events after the balance sheet date (Details)	2 Months Ended		3 Months Ended			6 Months Ended
	Aug. 25, 2026 CHF (SFr) SFr / shares shares	Aug. 25, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CHF (SFr) shares	Mar. 31, 2026 CHF (SFr)	Jun. 30, 2025 CHF (SFr) shares	Jun. 30, 2026 CHF (SFr) SFr / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 CHF (SFr) SFr / shares shares	Sep. 25, 2026 shares	Sep. 02, 2026 CHF (SFr) EquityInstruments Options SFr / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Events after balance sheet date
Sale of treasury shares						9,512,234	9,512,234	12,898,903
Share sale price | SFr / shares						SFr 0.045		SFr 0.06
Gross proceeds from sale of treasury shares | SFr			SFr 353,310	SFr 73,510	SFr 777,546	SFr 426,820		SFr 777,546
Number of outstanding shares			157,315,524		141,192,292	157,315,524	157,315,524	141,192,292			147,831,814	128,292,969
Number of treasury shares			61,338,972		43,162,204	61,338,972	61,338,972	43,162,204
Number of shares reclassed as treasury shares under IFRS 2			29,904,690		29,944,420	29,904,690	29,904,690	29,944,420
Treasury shares sold through At The Market Agreement under form of ADS
Events after balance sheet date
Sale of treasury shares						8,866,680	8,866,680
Share sale price | SFr / shares						SFr 0.045
Gross proceeds from sale of treasury shares						SFr 394,148	$ 498,536
ADS
Events after balance sheet date
Number of treasury shares			21,133,320			21,133,320	21,133,320
ADS | Treasury shares sold through At The Market Agreement under form of ADS
Events after balance sheet date
Share sale price | $ / shares							$ 6.75
Sale of treasury shares
Events after balance sheet date
Sale of treasury shares	52,970,533	52,970,533
Share sale price | (per share)	SFr 0.043	$ 0.053
Gross proceeds from sale of treasury shares	SFr 2,300,000	$ 2,800,000
Number of outstanding shares									203,532,333
Number of treasury shares									8,437,843
Number of shares reclassed as treasury shares under IFRS 2									29,904,690
Sale of treasury shares | Treasury shares sold through At The Market Agreement under form of ADS
Events after balance sheet date
Sale of treasury shares	52,762,680	52,762,680
Share sale price | SFr / shares	SFr 0.043
Gross proceeds from sale of treasury shares	SFr 2,300,000	$ 2,800,000
Sale of treasury shares | ADS | Treasury shares sold through At The Market Agreement under form of ADS
Events after balance sheet date
Share sale price | $ / shares		$ 6.37
Reduction of strike price
Events after balance sheet date
Increase in fair value from modification | SFr										SFr 160,000
Reduction of strike price | Deferred Strike Price Payment Plan
Events after balance sheet date
Number of shares subject to strike price reduction | EquityInstruments										29,904,690
Exercise price of other equity instruments | SFr / shares										SFr 0.026
Reduction of strike price | Employee share option plans
Events after balance sheet date
Number of options subject to strike price reduction | Options										6,971,992
Exercise price of share options | SFr / shares										SFr 0.026